Warrants (Details Narrative)	6 Months Ended
	Jun. 30, 2026 ¥ / shares shares	Dec. 09, 2022 USD ($)	Jan. 01, 2022 USD ($)	Feb. 11, 2021 USD ($)
Subsidiary, Sale of Stock [Line Items]
Aggregate value of warrants | $		$ 123,750	$ 300,000	$ 380,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares	225,000
Shares Issued, Price Per Share | ¥ / shares	¥ 10.0